UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                                    811-21396
                       ----------------------------------
                       Investment Company Act file number

                 Excelsior Absolute Return Fund of Funds, LLC
           --------------------------------------------------------
               (Exact name of registrant as specified in charter)

                               225 High Ridge Road
                               Stamford, CT 06905
               ---------------------------------------------------
               (Address of principal executive offices) (Zip code)

                      U.S. Trust Hedge Fund Management, Inc.
                              225 High Ridge Road
                               Stamford, CT 06905
                     --------------------------------------
                     (Name and address of agent for Service)

Registrant's telephone number, including area code: (203) 352-4497
                                                    --------------
Date of fiscal year end: 3/31/2007
                        ----------
Date of reporting period: 3/31/2007
                         -----------


ITEM  1.  REPORTS TO STOCKHOLDERS.
----------------------------------

EXCELSIOR ABSOLUTE RETURN FUND OF FUNDS, LLC
Financial Statements
With Report of Independent Registered Public Accounting Firm
Year Ended March 31, 2007

           Excelsior Absolute Return Fund of Funds, LLC
                         Financial Statements
                      Year Ended March 31, 2007


                                Contents

Report of Independent Registered Public Accounting Firm......................  1

Statement of Assets, Liabilities and Members' Equity - Net Assets
as of March 31, 2007.........................................................  2

Statement of Operations for the Year Ended March 31, 2007....................  3

Statements of Changes in Members' Equity - Net Assets for the
Years Ended March 31, 2007 and 2006..........................................  4

Statement of Cash Flows for the Year Ended March 31, 2007....................  5

Financial Highlights for the Years Ended March 31, 2007, 2006 and
2005 and for the Period December 1, 2003 though March 31, 2004...............  6

Notes to Financial Statements................................................  7


      The Registrant files its complete schedule of portfolio holdings with the Securities and Exchange Commission (the "Commission") for the first and third quarters of each fiscal year on Form N-Q. The Registrant's Forms N-Q are available on the Commission's website at http://www.sec.gov, and may be reviewed and copied at the Commission's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Information on Form N-Q is available without charge, upon request, by calling collect 1-203-352-4497.

      A description of the policies and procedures that the Registrant uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling collect (203) 352-4497 and on the Commission's website at http://www.sec.gov.

      Information regarding how the Registrant voted proxies relating to portfolio securities during the most recent 12-month period ended December 31 is available without charge, upon request, by calling collect (203) 352-4497, and on the Commission's website at http://www.sec.gov.

     REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Managers and Members of Excelsior Absolute Return Fund of Funds,
LLC:

In our opinion, the accompanying statement of assets, liabilities and members' equity - net assets and the related statements of operations, of changes in members' equity - net assets and of cash flows and the financial highlights present fairly, in all material respects, the financial position of Excelsior Absolute Return Fund of Funds, LLC (the "Fund") at March 31, 2007, and the results of its operations, the changes in its members' equity - net assets, its cash flows and the financial highlights for the year then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion. The financial statements of the Fund as of March 31, 2006 and for the year then ended, including the financial highlights for each of the periods in the two years then ended and for the period December 1, 2003 (commencement of operations) through March 31, 2004, were audited by other auditors whose report dated May 25, 2006, expressed an unqualified opinion on such financial statements.

/s/ PricewaterhouseCoopers LLP
------------------------------
PricewaterhouseCoopers LLP
New York, New York
May 29, 2007

                                    Excelsior Absolute Return Fund of Funds, LLC
               Statement of Assets, Liabilities and Members' Equity - Net Assets

                                                                  March 31, 2007

--------------------------------------------------------------------------------

ASSETS

Investment in Excelsior Absolute Return Fund of Funds
   Master Fund, LLC at fair value (cost $162,058,262)               $220,899,295
Cash and cash equivalents                                                 34,414
Due from Excelsior Absolute Return Fund of Funds Master
   Fund, LLC                                                           1,604,538
Investments in Excelsior Absolute Return Fund of Funds
   Master Fund, LLC made in advance                                   14,977,000
Prepaid Fees                                                              23,040
Interest Receivable                                                          256
--------------------------------------------------------------------------------

Total Assets                                                         237,538,543
--------------------------------------------------------------------------------

LIABILITIES

Member's interests received in advance                                14,977,000
Repurchase of Members' Interests payable                               1,604,538
Management fee payable                                                   269,738
Professional fees payable                                                 40,000
Administration fees payable                                               45,328
Board of Managers fees payable                                            22,000
--------------------------------------------------------------------------------

Total Liabilities                                                     16,958,604
--------------------------------------------------------------------------------

Net Assets                                                          $220,579,939
--------------------------------------------------------------------------------

MEMBERS' EQUITY - NET ASSETS

Represented by:
  Capital                                                         $  161,738,906
  Accumulated net unrealized appreciation on investments              58,841,033
--------------------------------------------------------------------------------

Members' Equity - Net Assets                                        $220,579,939
--------------------------------------------------------------------------------







The accompanying notes and attached audited financial statement of Excelsior Absolute Return Fund of Funds Master Fund, LLC are an integral part of these financial statements.

                                    Excelsior Absolute Return Fund of Funds, LLC
                                                         Statement of Operations

                                                       Year Ended March 31, 2007

--------------------------------------------------------------------------------

NET INVESTMENT LOSS ALLOCATED FROM
     EXCELSIOR ABSOLUTE RETURN FUND OF FUNDS
     MASTER FUND, LLC:

     Interest                                                      $    762,144
     Expenses                                                        (2,678,254)
--------------------------------------------------------------------------------

          Net investment loss allocated from Excelsior
          Absolute Return Fund of Funds Master Fund, LLC             (1,916,110)
--------------------------------------------------------------------------------

Fund Income:
     Interest                                                            29,252
--------------------------------------------------------------------------------

Fund Expenses:

     Management fees                                                  1,178,903
     Professional fees                                                  280,885
     Administration fees                                                191,750
     Board of Managers' fees                                             79,250
     Other                                                              123,552
--------------------------------------------------------------------------------

          Total Expenses                                              1,854,340
--------------------------------------------------------------------------------

          Net Investment Loss                                        (3,741,198)
--------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN ON INVESTMENTS  ALLOCATED
FROM EXCELSIOR ABSOLUTE RETURN FUND OF  FUNDS MASTER
FUND,  LLC:

Net realized gain on investments                                      7,301,108
Net change in unrealized appreciation on investments                 18,056,469
--------------------------------------------------------------------------------

Net Realized and Unrealized Gain on Investments
   Allocated from Excelsior Absolute Return Fund of
   Funds Master Fund, LLC                                            25,357,577
--------------------------------------------------------------------------------

INCREASE IN MEMBERS' EQUITY - NET ASSETS
            DERIVED FROM OPERATIONS                                $ 21,616,379
--------------------------------------------------------------------------------






The accompanying notes and attached audited financial statement of Excelsior Absolute Return Fund of Funds Master Fund, LLC are an integral part of these financial statements.

                                    Excelsior Absolute Return Fund of Funds, LLC
                           Statements of Changes in Members' Equity - Net Assets
--------------------------------------------------------------------------------



                                                 For the Year      For the Year
                                                 ended March       ended March
                                                  31, 2007          31, 2006
--------------------------------------------------------------------------------

OPERATIONS

Net investment loss                              $  (3,741,198)    $ (4,460,628)
Net realized gain (loss) on investments              7,301,108       (1,675,818)
Net unrealized appreciation on investments          18,056,469       25,479,569
--------------------------------------------------------------------------------

Increase in Members' Equity - Net Assets
            Derived from Operations                 21,616,379       19,343,123
--------------------------------------------------------------------------------

CAPITAL TRANSACTIONS

Members' subscriptions                              27,075,000       38,639,693
Members' Interests repurchased                     (84,215,425)     (26,204,498)
Offering costs                                         (69,757)         (29,436)
--------------------------------------------------------------------------------

Decrease in Members' Equity - Net Assets
            Derived From Capital Transactions      (57,210,182)      12,405,759
--------------------------------------------------------------------------------

Net Decrease in Members' Equity - Net Assets       (35,593,803)      31,748,882

MEMBERS' EQUITY - NET ASSETS
        AT BEGINNING OF PERIOD                     256,173,742      224,424,860
--------------------------------------------------------------------------------

MEMBERS' EQUITY - NET ASSETS
        AT END OF PERIOD                         $ 220,579,939    $ 256,173,742
--------------------------------------------------------------------------------














The accompanying notes and attached audited financial statement of Excelsior Absolute Return Fund of Funds Master Fund, LLC are an integral part of these financial statements.

                                    Excelsior Absolute Return Fund of Funds, LLC
                                                         Statement of Cash Flows

                                                       Year Ended March 31, 2007

--------------------------------------------------------------------------------

CASH FLOWS FROM OPERATING ACTIVITIES

Net increase in members' equity - net assets
   derived from operations                                        $  21,616,379
Adjustments to reconcile net increase in members'
   equity - net assets derived from operations to net
   cash used in operating activities:
      Net change in unrealized appreciation on
       investment allocated from Excelsior Absolute
       Return Fund of Funds Master Fund, LLC                        (18,056,469)
      Net realized gain on investment allocated from
       Excelsior Absolute Return Fund of Funds Master
       Fund, LLC                                                     (7,301,108)
      Net investment loss allocated from Excelsior
       Absolute   Return Fund of Funds Master Fund, LLC               1,916,110
      Purchases of investment in Excelsior Absolute
       Return Fund of Funds Master Fund, LLC                        (41,492,000)
      Proceeds from investment in Excelsior Absolute
       Return Fund of Funds Master Fund, LLC                         83,205,669
      Decrease in prepaid fees                                           12,966
      Decrease in interest receivable                                     4,750
      Decrease in due from Adviser                                      245,987
      Decrease in Adviser management fee payable                        (42,419)
      Increase in administration fees payable                            45,328
      Decrease in professional fees payable                             (67,000)
      Increase in Board of Managers fees payable                         22,000
--------------------------------------------------------------------------------

Net Cash Provided by Operating Activities                            40,110,193
--------------------------------------------------------------------------------

CASH FLOWS FROM FINANCING ACTIVITIES

Proceeds from Members' subscriptions                                 42,052,000
Payments for Members' Interests repurchased                         (83,571,612)
Offering costs paid                                                     (69,757)
--------------------------------------------------------------------------------

Net Cash Used in Financing Activities                               (41,589,369)
--------------------------------------------------------------------------------

Net decrease in cash and cash equivalents                            (1,479,176)
Cash and cash equivalents at beginning of period                      1,513,590
--------------------------------------------------------------------------------

Cash and Cash Equivalents at End of Year                           $     34,414
--------------------------------------------------------------------------------

Supplementary Disclosure of Cash Flow Information
Cash paid during the year for interest                             $     18,286



The accompanying notes and attached audited financial statement of Excelsior Absolute Return Fund of Funds Master Fund, LLC are an integral part of these financial statements.

                                    Excelsior Absolute Return Fund of Funds, LLC
                                                            Financial Highlights
--------------------------------------------------------------------------------

The following represents the ratios to average members' equity - net assets, total return and other supplemental information for the periods indicated:



                           For the year   For the year   For the year   For the period
                             ended          ended          ended       from December 1,
                            March 31,      March 31,      March 31,        2003 * -
                              2007          2006           2005          March 31, 2004
                         --------------------------------------------------------------
Net assets, end of
   period                $220,579,939     $256,173,742   $224,424,860   $ 79,592,249

Ratio of net investment     (1.59%)          (1.85%)         (2.00%)        (0.60%)
   loss to average
   members' equity - net
   assets (a)
 Ratio of total expenses     1.88%            1.84%            1.88%         1.25%
   to average members'
   equity - net assets
   (b), (c)
 Ratio of net expenses       1.88%            1.92%            2.03%         0.59%
   to average members'
   equity - net assets
   (b)
Total return (d)             9.84%            8.04%             4.31%        4.85%


* Commencement of operations. The ratios and total return are not annualized for the initial period.
(a) The ratio reflects the income and expenses assuming inclusion of the Fund's proportionate share of income and expenses of the Company.
(b) The ratio reflects the expenses assuming inclusion of the Fund's proportionate share of expenses of the Company.
(c) The ratio is before any expense limitation or reimbursement per the Expense Limitation Agreement.
(d) Total return assumes a purchase of an interest in the Fund on the first day and a sale of interest on the last day of the period.










The accompanying notes and attached audited financial statement of Excelsior Absolute Return Fund of Funds Master Fund, LLC are an integral part of these financial statements.

                                    Excelsior Absolute Return Fund of Funds, LLC
                                                   Notes to Financial Statements

                                                                  March 31, 2007
--------------------------------------------------------------------------------

1. Organization

Excelsior Absolute Return Fund of Funds, LLC (the "Fund") was organized as a limited liability company under the laws of Delaware on June 17, 2003, and commenced operations on December 1, 2003. The Fund is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a closed-end, non-diversified, management investment company. The Fund's investment objective is to provide long-term, risk-adjusted absolute returns in a variety of capital market conditions. The Fund pursues its investment objective by investing substantially all of its assets in Excelsior Absolute Return Fund of Funds Master Fund, LLC (the "Company"), a closed-end, non-diversified, management investment company which has the same investment objective as the Fund. The Company seeks to achieve its investment objective by investing its assets primarily in private investment limited partnerships or limited liability companies and other similar investment vehicles (collectively, "Investment Funds") that are managed by investment managers utilizing a broad range of alternative investment strategies.

The financial statements of the Company, including the Schedule of Investments, are attached to this report and should be read with the Fund's financial statements. The percentage of the Company's members' equity owned by the Fund at March 31, 2007 was 83.53%.

U.S. Trust Hedge Fund Management, Inc. serves as the investment adviser of the Company (the "Adviser"). The Adviser is a wholly-owned subsidiary of United States Trust Company, National Association, and is registered as an investment adviser under the Investment Advisers Act of 1940, as amended (the "Advisers Act"). The Adviser provides various management and administrative services to the Company and the Fund.

On November 20, 2006, The Charles Schwab Corporation ("Schwab") announced an agreement to sell U.S. Trust Corporation ("U.S. Trust Corp."), a wholly-owned subsidiary of Schwab, to the Bank of America Corporation (the "Sale"). The Sale of U.S. Trust Corp. includes all of U.S. Trust Corp's subsidiaries, including the Adviser. The Sale is subject to Federal Reserve Board and other regulatory approvals.

                                    Excelsior Absolute Return Fund of Funds, LLC
                                       Notes to Financial Statements (continued)

                                                                  March 31, 2007
--------------------------------------------------------------------------------

1. Organization (continued)

The Adviser will continue to serve as the investment adviser to the Company after the Sale. However, due to the change in ownership of the Adviser, the Sale may have the effect of terminating the existing investment advisory agreement between the Company and the Adviser. Accordingly, the Adviser would be required to enter into a new investment advisory agreement with the Company upon consummation of the Sale (the "New Advisory Agreement"). The Board of Managers of the Company approved the New Advisory Agreement at its special meeting held on January 12, 2007. The proposed New Advisory Agreement was submitted to the Members of the Company and the Fund for approval, and a proxy statement providing further details with respect to the Sale and the proposed New Advisory Agreement was mailed to the Members of the Company and the Fund on or about February 8, 2007. At a special meeting held on March 15, 2007, the Members of the Fund and the Company approved the New Advisory Agreement, effective upon the consummation of the Sale, and reelected the members of the Fund's Board of Managers (the "Board").

The Adviser has retained AIG Global Investment Corp. ("AIG Global"), an indirect wholly-owned subsidiary of American International Group, Inc., to serve as the investment sub-adviser of the Company. AIG Global is registered as an investment adviser under the Advisers Act, and is responsible for Investment Fund selection and determining the portion of the Company's assets to be allocated to each Investment Fund, subject to the general supervision of the Adviser.

The Board has overall responsibility to manage and supervise the operations of the Fund, including the exclusive authority to oversee and to establish policies regarding the management, conduct and operation of the Fund's business.

Initial and additional subscriptions for interests in the Fund ("Interests") by eligible investors may be accepted as of the first day of each calendar quarter, or at such times as the Board may determine. The Fund may, from time to time, offer to repurchase Interests from its members ("Members") pursuant to written tenders by Members. These repurchase offers will be made at such times and on such terms as may be determined by the Board, in its sole discretion, subject to the liquidity of the Company's assets and other factors considered by the Board.

The Adviser expects that, generally, it will recommend to the Board that the Fund offer to repurchase Interests from Members twice each year, at June 30th and December 31st. Members can only transfer or assign Interests under certain limited circumstances.

                                    Excelsior Absolute Return Fund of Funds, LLC
                                       Notes to Financial Statements (continued)

                                                                  March 31, 2007
--------------------------------------------------------------------------------

2. Significant Accounting Policies

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Management believes that the estimates utilized in preparing the Fund's financial statements are reasonable and prudent; however, actual results could differ from these estimates.

a. Portfolio Valuation

The net asset value of the Fund is determined by, or at the direction of, the Adviser as of the close of business at the end of each fiscal period (as defined in the Fund's Limited Liability Company Agreement), in accordance with the valuation principles set forth below, or as may be determined from time to time pursuant to policies established by the Board.

The Fund records its investment in the Company at fair value. The Fund's investment in the Company is represented by the Fund's proportionate interest in the Company's Members' Equity - Net Assets at March 31, 2007. Valuation of investments held by the Company is discussed in the notes to the Company's financial statements.

The net unrealized appreciation on investments, which is included in Members' Equity - Net Assets on the Statement of Assets, Liabilities and Members' Equity
- Net Assets, reflects the Fund's allocated share of the Company's net unrealized gain on investments.

Distributions received from the Company, whether in the form of cash or securities, are applied first as a reduction of the investment's cost and any excess is treated as realized gain from investments. Realized gains or losses on investments in Investment Funds are measured by the difference between the proceeds from the sale or liquidation and the cost basis of the investment using the specific identification method without regard to unrealized appreciation or depreciation reported in prior years.

b. Fund Expenses

The Fund bears its own expenses and, indirectly, bears a pro rata portion of the Company's expenses, including, but not limited to: fees paid directly or indirectly to the investment managers of the Investment Funds, all costs and expenses directly related to portfolio transactions and positions for the Company's account; certain legal fees; accounting and auditing fees; custodial and escrow fees; fees paid to the Fund's administrator; costs of insurance; the advisory fee; travel and related expenses of the Board; all costs with respect to communications regarding the Fund's transactions among the Adviser and any custodian or other agent engaged by the Fund; and other types of expenses approved by the Board.

                                    Excelsior Absolute Return Fund of Funds, LLC
                                       Notes to Financial Statements (continued)

                                                                  March 31, 2007
--------------------------------------------------------------------------------

2. Significant Accounting Policies (continued)

b. Fund Expenses (continued)

The Adviser and the Fund have entered into an expense limitation and reimbursement agreement (the "Expense Limitation Agreement"), under which the Adviser has agreed to waive its fees, or to pay or absorb (subject to the reimbursement described below) the ordinary operating expenses of the Fund, to the extent necessary to limit the ordinary operating expenses of the Fund, including organizational and offering costs and the proportionate share of the Company's expenses to 2% per annum of the Fund's average monthly net assets (the "Expense Limitation"). In consideration of the Adviser's agreement to limit the Fund's expenses, the Fund will carry forward the amount of expenses waived, paid or absorbed by the Adviser in excess of the Expense Limitation for a period not to exceed three years from the end of the fiscal year in which they were incurred, and will reimburse the Adviser such amounts. Reimbursement will be made as promptly as possible, but only to the extent it does not cause the Fund's ordinary operating expenses to exceed the Expense Limitation in effect at the time the fee was waived or the expense was paid or absorbed.

As of March 31, 2007, the Fund has fully reimbursed expenses paid by the Adviser on behalf of the Fund pursuant to the Expense Limitation Agreement.

c. Income Taxes

As a limited liability company, no provision for the payment of Federal, state or local income taxes has been provided by the Fund. Each Member is individually required to report on its own tax return its share of the Fund's taxable income or loss. The Fund has a tax year end of December 31.

Net investment income or loss and net realized and unrealized gain or loss from investments of the Fund for each fiscal period are allocated among, and credited to or debited against, the capital accounts of all Members as of the last day of each fiscal period in accordance with each member's respective investment percentage for the fiscal period, as defined in the Fund's Limited Liability Company Agreement.

The cost of the Fund's investment in the Company for Federal income tax purposes is based on amounts reported to the Fund by the Company on Schedule K-1 for the year ended December 31, 2006. At December 31, 2006, the cost for Federal income tax purposes was $189,867,056. This includes aggregate gross unrealized appreciation of $15,286,691.

                                    Excelsior Absolute Return Fund of Funds, LLC
                                       Notes to Financial Statements (continued)

                                                                  March 31, 2007
--------------------------------------------------------------------------------

2. Significant Accounting Policies (continued)

d. New Accounting Pronouncements

In July 2006, the Financial Accounting Standards Board (FASB) issued Interpretation 48, Accounting for Uncertainty in Income Taxes - an interpretation of FASB Statement 109 (FIN 48). FIN 48 clarifies the accounting for income taxes by prescribing the minimum recognition threshold a tax position must meet before being recognized in the financial statements. FIN 48 is effective for fiscal years beginning after December 15, 2006. The Fund is in the process of evaluating the effects of the adoption of FIN 48 on the financial statements.

FASB issued a Statement No. 157 in September 2006, Fair Value Measurements, which is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. This statement provides enhanced guidance for using fair value to measure assets and liabilities. It clarifies fair value, establishes a framework for measuring fair value in generally accepted accounting principles (GAAP), and expands disclosures about fair value measurements. The standard applies whenever other standards require (or permit) assets or liabilities to be measured at fair value. The standard does not expand the use of fair value in any new circumstances. The Fund is reviewing the statement and its impact on the financial statements.

e. Other

Cash and cash equivalents consist of amounts maintained in a PFPC Trust Company interest-bearing account. Interest income is recorded on the accrual basis.

The Fund records its proportionate share of the Company's investment income, expenses and realized and unrealized gain and losses.

3. Management Fee, Related Party Transactions and Other

As of March 31, 2007, the Adviser's employees and affiliates have a combined interest of approximately 0.28% of the Fund's Members' equity - net assets.

Pursuant to a management agreement (the "Management Agreement") between the Fund and the Adviser, the Adviser provides certain management and administrative services to the Fund including providing office space and other support services, maintaining files and records, and preparing and filing various regulatory materials. In consideration for such services under the Management Agreement, the Fund pays the Adviser a quarterly management fee at an annual rate of 0.5% of the Fund's net assets on the first business day of each month after adjustments for any subscriptions effective on that date. For the fiscal year ended March 31, 2007, the management fee was $1,178,903, of which $269,738 was payable as of March 31, 2007.

                                    Excelsior Absolute Return Fund of Funds, LLC
                                       Notes to Financial Statements (continued)

                                                                  March 31, 2007
--------------------------------------------------------------------------------

3.  Management Fee, Related Party Transactions and Other (continued)

In connection with the services provided by AIG Global pursuant to an investment sub-advisory agreement between the Adviser and AIG Global, the Adviser pays AIG Global a quarterly fee computed by applying the following annual rates to the Company's average monthly net assets determined on the first business day of each month: 0.80% of assets not exceeding $200 million; .70% of assets exceeding $200 million but less than $400 million; .60% of assets exceeding $400 million but less than $800 million; and .50% of assets exceeding $800 million.

The Board is made up of three managers who are not "interested persons" (the "Disinterested Managers"), and one manager who is an "interested person" as defined by the 1940 Act. The Disinterested Managers are each paid an annual retainer of $7,000 ($8,000 for the chairperson of the Board and $7,500 for the chairperson of the audit committee) and per-meeting fees of: $2,000 for in-person attendance at quarterly meetings of the Board ($2,500 for the chairperson of the Board); $1,000 for telephone participation at a quarterly Board meeting or for participation at a telephonic special meeting of the Board; and $750 for each audit committee meeting (whether held in-person or by telephone). All Disinterested Managers may be reimbursed for expenses of attendance, if any, at each annual, regular or special meeting of the Board or of any committee thereof and for their expenses, if any, in connection with any other service or activity they perform or engage in as directors. The Manager who is an "interested person" does not receive any annual or other fee from the Fund. The Fund incurred $79,250 of annual retainer and per meeting fees for fiscal year ended March 31, 2007, $22,000 of which was payable as of March 31, 2007.

The Fund has retained J.D. Clark & Company (the "Administrator") to provide accounting and certain administrative and investor services to the Fund. In connection with such services provided, the Fund pays the Administrator a quarterly fee equal to the greater of: (i) $3,000; or (ii) .00025 of the Fund's net assets as of the first day of each calendar quarter on the first $150 million of net assets, plus .000125 of the Fund's net assets in excess of $150 million. For the fiscal year ended March 31, 2007, the Fund incurred $191,750 in expenses related to such administrative services, $45,328 of which was payable as of March 31, 2007.

4. Guarantees

In the normal course of business, the Fund enters into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is dependent on future claims that may be made against the Fund, and therefore, cannot be established; however, based on experience, the risk of loss from any such claims is considered remote.

                                    Excelsior Absolute Return Fund of Funds, LLC
                                       Notes to Financial Statements (continued)

                                                                  March 31, 2007
--------------------------------------------------------------------------------

5. Financial Instruments with Off-Balance Sheet Risk

In the normal course of business, the Investment Funds in which the Company invests trade various financial instruments and enter into various investment activities with off-balance sheet risk. These may include, but are not limited to, short selling activities, writing option contracts, contracts for differences and equity swaps. However, as a result of the investments by the Company as a limited partner or member, the Company's liability with respect to its investments in the Investment Funds is limited to the net asset value of its interest in each Investment Fund.

6. Subsequent Events

At March 31, 2007, the Fund had received subscriptions in advance for Interests from Members in the amount of $14,977,000. These subscriptions became interests in the Fund effective April 1, 2007. The Fund also invested $14,977,000 in the Company as of April 1, 2007.

                                    Excelsior Absolute Return Fund of Funds, LLC
                                                  Company Management (Unaudited)

                                                                  March 31, 2007
--------------------------------------------------------------------------------

Information pertaining to the Board of Managers and officers of the Fund is set forth below:

                                                                                                                    Number of
                                                                                                                    Portfolios in
                       Position(s)      Term of Office                                                              Fund Complex
 Name, Address         Held with        and Length of                                                               Overseen by
 and Age               the Company      Time Served        Principal Occupation During Past Five Years              Manager
------------------------------------------------------------------------------------------------------------------------------------
                                               Disinterested Managers
------------------------------------------------------------------------------------------------------------------------------------
Virginia G. Breen       Manager          Term -            Partner, Blue Rock (8/95 to present);                     4
c/o Excelsior Absolute  (Chair)          Indefinite;       also a manager of Excelsior Absolute
Return Fund of Funds                     Length -          Return Fund of Funds Master Fund, LLC,
Master Fund, LLC                         since June        Excelsior Buyout Investors LLC,  and
225 High Ridge Road                      2003              Excelsior LaSalle Property Fund Inc.
Stamford, CT 06905
Age 42

Jonathan B. Bulkeley    Manager          Term -            CEO of Scanbuy, a wireless software                       4
c/o Excelsior Absolute                   Indefinite;       company (3/06 to present); Managing
Return Fund of Funds                     Length -          Partner of Achilles Partners (10/01 to
Master Fund, LLC                         since June        3/06); Non-Executive Chairman of QXL, PLC
225 High Ridge Road                      2003              (2/98 to 2/05);  also a manager of
Stamford, CT 06905                                         Excelsior Absolute Return Fund of Funds,
Age 46                                                     Master Fund, LLC, Excelsior Buyout Investors,
                                                           LLC, and Excelsior LaSalle Property Fund, Inc.

Thomas F. McDevitt      Manager          Term -            Managing Partner of Edgewood Capital                      4
c/o Excelsior Absolute                   Indefinite;       Partners and President of Edgewood
Return Fund of Funds                     Length -          Capital Advisors (5/02 to present);
Master Fund, LLC                         since June        Managing Director, Societe Generale (6/98
225 High Ridge Road                      2003              to 3/02);  also a manager of Excelsior
Stamford, CT 06905                                         Absolute Return Fund of Funds  Master Fund LLC,
Age 50                                                     Excelsior Buyout Investors LLC,  and Excelsior
                                                           LaSalle Property Inc.
------------------------------------------------------------------------------------------------------------------------------------
                                              Interested Manager
------------------------------------------------------------------------------------------------------------------------------------
David R. Bailin*        Manager and      Term              Managing Director of U.S. Trust's                         4
c/o United States Trust President        Indefinite;       Alternative Investment Division (since
Company, National                        Length-           9/06); co-founder of Martello Investment
Association                              Since             Management, a hedge fund-of-funds
225 High Ridge Road                      September         specializing in trading strategies (2/02
Stamford, CT 06905                       2006              to 9/06); Chief Operating Officer and
Age  47                                                    Partner of Violy, Byorum and Partners,
                                                           LLC, an investment banking firm focusing
                                                           on Latin America (1/00 to 1/02); also a
                                                           manager of Excelsior Absolute Return Fund
                                                           of Funds Master Fund, LLC, Excelsior Buyout
                                                           Investors LLC and Excelsior LaSalle Property Inc.

  * Manager is an "interested person" (as defined by the 1940 Act) of the Fund because of his affiliation with the Adviser and its affiliates.

                                    Excelsior Absolute Return Fund of Funds, LLC
                                        Company Management (Unaudited) Continued

                                                                  March 31, 2007
--------------------------------------------------------------------------------

                                                                                                                    Number of
                                                                                                                    Portfolios in
                       Position(s)      Term of Office                                                              Fund Complex
 Name, Address         Held with        and Length of                                                               Overseen by
 and Age               the Company      Time Served        Principal Occupation During Past Five Years              Manager
------------------------------------------------------------------------------------------------------------------------------------
                                              Officers who are not Managers
------------------------------------------------------------------------------------------------------------------------------------
Steven L. Suss          Chief            Term -            President and Director, UST                               N/A
United States Trust     Financial        Indefinite;       Advisers, Inc. (4/07 to present);
Company, National       Officer and      Length - since    Senior Vice President, Alternative Investments
Association             Treasurer        April 2007        Division, USTCNA (4/07 to present); Chief
114 W. 47th Street                                         Financial Officer and Chief Compliance Officer,
New York, NY 10036                                         Heirloom Capital Management, L.P. (5/02 to 9/06);
Age: 47                                                    Vice President and Chief Financial Officer,
                                                           Westway Capital LLC (9/97 to 1/02).

Kristina McDonough       Vice            Term -            Managing Director, Alternative Investments Division,       N/A
United States Trust      President       Indefinite;       USTCNA (8/03 to present); Co-Head of Global Marketing
Company, National                        Length - since    and Investor Relations and Head of the U.S. Marketing
Association                              September 2006    and Client Service, HypoVerins Bank (2/03 to 7/03);
114 W. 47th Street                                         Client Portfolio Manager, Credit Suisse Asset Management
New York, NY 10036                                         (8/00 to 2/03).
Age: 43

Marina Belaya             Secretary      Term -             Vice President, Senior Attorney, the Office of General    N/A
United States Trust                      Indefinite;        Counsel, United States Trust Company, National
Company, National                        Length - since     Association (2/06 to present); Vice President,
Association                              April 2007         Corporate Counsel, Prudential Financial (4/05 to 1/06);
114 W. 47th Street                                          Associate, Schulte Roth & Zabel, LLP (9/02 to 3/05).
New York, NY 10036
Age: 40

Joan Hoffman               Chief          Term -            Managing Director and Head of Compliance, USTCNA           N/A
United States Trust        Compliance     Indefinite;       (8/04 to present) and Chief Compliance Officer of
Company, National          Officer        Length - since    the Excelsior Investment Funds; Managing Director,
Association                               January 2007      Regulatory Relationships, Operational Risk Management
114 W. 47th Street                                          and Cross Product Service (3/02 to 7/04) and Global
New York, NY 10036                                          Risk Manager (7/98 to 3/02, Deutsche Bank.
Age: 51


All officers of the Fund are employees and/or officers of the Adviser. The SAI (or Statement of Additional Information) includes additional information about the managers of the Fund and is available upon request.

                                    Excelsior Absolute Return Fund of Funds, LLC
                        Supplemental Proxy Information and Change in Independent
                                   Registered Public Accounting Firm (Unaudited)
                                                                  March 31, 2007
--------------------------------------------------------------------------------

Supplemental Proxy Information (Unaudited):

A special meeting of Members of the Fund was held on March 15, 2007 at the offices of the Fund, 225 High Ridge Road, Stamford, Connecticut 06905. The meeting was held for the following purposes: (1) to approve the New Advisory Agreement between the Company and the Adviser to become effective upon completion of the Sale and (2) to elect four members of the Board, David R. Bailin, Virginia G. Breen, Jonathan B. Bulkeley, and Thomas F. McDevitt, as members of the Board of the Fund and the Company.

The results of the proxy solicitation on the above matters were as follows:


                                          Votes      Votes
                             Votes for   against   withheld   Abstentions
                            -----------  -------   --------   -----------
Proposal 1                  149,244.423    288         -           0

Proposal 2
   1. David R. Bailin       149,519.423     -          13          -
   2. Virginia G. Breen     149,532.423     -           0          -
   3. Jonathan B. Bulkeley  149,532.423     -           0          -
   4. Thomas F. McDevitt    149,532.423     -           0          -




Change in Independent Registered Public Accounting Firm:

On December 11, 2006, Deloitte & Touche LLP ("D&T") informed the Fund that D&T is not independent of The Bank of America Corporation ("Bank of America"), and that, effective upon the closing date of the Sale, D&T will no longer be able to serve as the Fund's Independent Registered Public Accounting Firm and provide any attest services to the Fund.

On January 29, 2007, the Board received a letter of resignation from D&T indicating that D&T will no longer serve as the Fund's Independent Registered Public Accounting Firm. The audit reports of D&T on the Fund's financial statements as of and for the fiscal years ended March 31, 2006 and 2005 did not contain an adverse opinion or a disclaimer of opinion, and were not qualified or modified as to uncertainty, audit scope or accounting principles. During the fiscal years ended March 31, 2006 and 2005 through the date hereof, there were no disagreements between the Fund and D&T concerning any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of D&T, would have caused D&T to make reference to the subject matter of the disagreements in connection with its reports; and there were no reportable events as defined in Item 301(a)(1)(iv) of Regulation S-K.

                                    Excelsior Absolute Return Fund of Funds, LLC
                        Supplemental Proxy Information and Change in Independent
                                   Registered Public Accounting Firm (Unaudited)
                                                                  March 31, 2007
--------------------------------------------------------------------------------

Change in Independent Registered Public Accounting Firm (continued):

On January 29, 2007, the Fund engaged PricewaterhouseCoopers ("PWC") as the Fund's Independent Registered Public Accounting Firm for the fiscal year ending March 31, 2007, replacing the Fund's prior Independent Registered Public Accounting Firm. This action was taken pursuant to resolutions of the Board, including the Disinterested Managers, acting on the recommendation of its Audit Committee. The Fund did not consult with PWC during its fiscal years ended March 31, 2006 and 2005 on the application of accounting principles to a specified transaction, the type of opinion that might be rendered on the Fund's financial statements, any accounting, auditing or financial reporting issue, or any item that was either the subject of a disagreement or a reportable event as defined in Item 304 of Regulation S-K.

                         New Advisory Agreement Approval

The Fund (together with the Company, the "Funds") is managed by the Adviser, and invests substantially all of its assets in the Company. At a meeting held in person on January 12, 2007, the Board of Managers of the Company (the "Company Board"), including a majority of the members of the Company Board who are not "interested persons," as defined by the 1940 Act, of the Company (the "Disinterested Managers of the Company"), approved the New Advisory Agreement with the Adviser to become effective upon, and subject to, consummation of the Sale. The Company Board also approved the continuance of the sub-advisory agreement between the Adviser and AIG Global (the "Sub-Advisory Agreement") at this meeting. The Disinterested Managers of the Company were assisted in their review of the proposal to approve the New Advisory Agreement and to approve the continuance of the Sub-Advisory Agreement by independent legal counsel and met in an executive session with such counsel separate from representatives of the Adviser and AIG Global.

In determining whether to approve the New Advisory Agreement and whether to approve the renewal of the sub-advisory agreement between the Adviser and AIG Global, the Company Board reviewed various written materials, including: performance information on and expense ratios of comparable registered investment companies, including similar funds managed by AIG Global and the Adviser; and information relating to the costs and profitability of the Adviser and AIG Global from their relationships with the Funds. The Company Board evaluated and considered: (i) the nature, extent and quality of services provided by the Adviser and AIG Global; (ii) the investment performance of the Funds; (iii) the costs of services provided and the profits realized by the Adviser and AIG Global from their existing relationships with the Funds; (iv) the extent to which economies of scale in costs of providing services would be realized as the Company grows; and (v) whether the fees payable to the Adviser and AIG Global pursuant to the advisory agreements properly reflect these economies of scale for the benefit of investors.

The Company Board considered the nature, extent and quality of operations and services to date provided by the Adviser and AIG Global to the Company, which are expected to continue to be provided after the Sale. It also considered the fact that the current investment advisory agreement between the Company and the Adviser and the New Advisory Agreement, including the terms relating to the services to be performed by the Adviser, and the fees payable by the Company, are identical except for the term and date of its effectiveness. With respect to the fees payable under the New Advisory Agreement, the Company Board compared the fees and overall expense levels of the Company to those of competitive funds and other funds with similar investment objectives (including other funds advised by the Adviser and its affiliates). In evaluating the advisory fee, the Company Board also took into account the complexity and quality of the investment management services required by the Company. The Company Board also considered the investment performance of the Company, including comparisons of the Company's performance to that of other similar funds, and the costs of services provided and the profits realized by the Adviser from its relationship with the Company. The Company Board considered the extent to which economies of scale in costs of providing services would be realized as the Company grows and whether the fees payable to the Adviser pursuant to the New Advisory Agreement properly reflects these economies of scale for the benefit of investors. The benefits to the Adviser of its relationship with the Company were also considered. The Company Board viewed as significant the fact that the key personnel of the Adviser who provide investment advisory services to the Company will continue to provide services to the Company after the Sale, and the commitment of Bank of America to maintain the continuity of management functions and the services provided to the Company. In addition to the foregoing, the Company Board considered the expected financial condition and resources of the Adviser following the Sale in light of the business reputation and financial condition of Bank of America, and considered whether there are any aspects of the Sale likely to affect adversely the ability of the Adviser to retain and attract qualified personnel following the Sale and to otherwise provide services to the Company.

Possible alternatives to approval of the New Advisory Agreement were also considered by the Company Board. During its review and deliberations, the Company Board evaluated the potential benefits, detriments and costs to the Company and Members of the Sale. The Company Board determined that Members will likely benefit from the expected retention and the continued availability of the management expertise of the key personnel of the Adviser who now provide investment advice to the Company. In addition, the Company Board deemed it beneficial to the Company to be affiliated with Bank of America for several reasons, including the expanded distribution capabilities that can be offered by Bank of America and the extensive investment, compliance and operations infrastructure that will be available as a result of the Sale.

After consideration, the Company Board noted its overall satisfaction with the nature, quality and extent of services provided by the Adviser and AIG Global and concluded that the Company was receiving, and would continue to receive under the New Advisory Agreement, all services required from the Adviser and that these services were of high quality. The Company Board also concluded that the Company's performance compared favorably with the performance of similar registered funds, and determined that the fees and expense ratios of the Company are within the range of the fees and expense ratios of similar funds. It also concluded that the profitability to the Adviser from its relationship with the Company was not disproportionately large so that it bore no reasonable relationship to the services rendered and determined that, given the overall performance of the Company and superior service levels, the current profitability was not excessive. With regard to economies of scale, the Company Board noted that economies of scale are realized when a fund's assets increase significantly and that, although the net assets of the Company have grown since its inception, the Company had not reached a size sufficient for the Adviser or AIG Global to have realized significant economies of scale that should be shared with Members.

Based on the information provided to the Company Board, and the considerations and conclusions described above, the Company Board, including each of the Disinterested Managers of the Company, determined that: (i) it is appropriate that the Adviser provide and that AIG Global continue to provide investment advisory services to the Company; (ii) the advisory fee to be paid by the Company, and the fee paid by the Adviser to AIG Global, for these services are fair and reasonable; and (iii) it is in the best interest of the Company and its Members to enter into the New Advisory Agreement and to continue the Sub-Advisory Agreement for an additional annual period.

EXCELSIOR ABSOLUTE RETURN FUND OF FUNDS MASTER FUND, LLC
Financial Statements
With Report of Independent Registered Public Accounting Firm
Year Ended March 31, 2007

3

            Excelsior Absolute Return Fund of Funds Master Fund, LLC
                              Financial Statements
                            Year Ended March 31, 2007


                                    Contents

Report of Independent Registered Public Accounting Firm....................    1

Statement of Assets, Liabilities and Members' Equity - Net Assets as of
     March 31, 2007........................................................    2

Schedule of Investments as of March 31, 2007...............................    3

Statement of Operations for the Year Ended March 31, 2007..................    5

Statements of Changes in Members' Equity - Net Assets for the Years Ended
      March 31, 2007 and 2006..............................................    6

Statement of Cash Flows for the Year Ended March 31, 2007..................    7

Financial Highlights for the Years Ended March 31, 2007, 2006 and 2005, and for
      the Period December 1, 2003 through March 31, 2004...................    8

Notes to Financial Statements..............................................    9


         The Registrant files its complete schedule of portfolio holdings with the Securities and Exchange Commission (the "Commission") for the first and third quarters of each fiscal year on Form N-Q. The Registrant's Forms N-Q are available on the Commission's website at http://www.sec.gov, and may be reviewed and copied at the Commission's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Information on Form N-Q is available without charge, upon request, by calling collect (203) 352-4497.

         A description of the policies and procedures that the Registrant uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling collect (203) 352-4497 and on the Commission's website at http://www.sec.gov.

         Information regarding how the Registrant voted proxies relating to portfolio securities during the most recent 12-month period ended December 31 is available without charge, upon request, by calling collect (203) 352-4497, and on the Commission's website at http://www.sec.gov.

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Managers and Members of Excelsior Absolute Return Fund of Funds Master Fund, LLC:

In our opinion, the accompanying statement of assets, liabilities and members' equity - net assets, including the schedule of investments, and the related statements of operations, of changes in members' equity - net assets and of cash flows and the financial highlights present fairly, in all material respects, the financial position of Excelsior Absolute Return Fund of Funds Master Fund, LLC (the "Company") at March 31, 2007, and the results of its operations, the changes in its members' equity - net assets, its cash flows and the financial highlights for the year then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of investments at March 31, 2007 by correspondence with the custodian and the underlying portfolio funds, provides a reasonable basis for our opinion. The financial statements of the Company as of March 31, 2006 and for the year then ended, including the financial highlights for each of the periods in the two years then ended and for the period December 1, 2003 (commencement of operations) through March 31, 2004, were audited by other auditors whose report dated May 25, 2006, express an unqualified opinion on such financial statements.

As explained in Note 2, the financial statements include investments held by the Company valued at $257,072,644 (97.21% of the Company's net assets) at March 31, 2007, the values of which have been fair valued by the Adviser based on estimates provided by each portfolio fund, under general supervision of the Board of Managers, in the absence of readily ascertainable market values.

/s/PricewaterhouseCoopers LLP
-----------------------------
PricewaterhouseCoopers LLP
New York, New York
May 29, 2007

                        Excelsior Absolute Return Fund of Funds Master Fund, LLC
               Statement of Assets, Liabilities and Members' Equity - Net Assets

                                                                  March 31, 2007

--------------------------------------------------------------------------------

ASSETS

Investments in Investment Funds, at fair value (cost $188,473,727)  $257,072,644
Cash and cash equivalents                                             22,322,638
Due from investment funds                                              3,294,581
Other assets                                                              31,544
--------------------------------------------------------------------------------

Total Assets                                                         282,721,407
--------------------------------------------------------------------------------

LIABILITIES

Members' interests received in advance                                15,727,000
Repurchase of Members' interests payable                               1,761,452
Due to Adviser                                                           682,027
Professional fees payable                                                 70,298
Bank note facility fee and interest payable                               23,438
--------------------------------------------------------------------------------

Total Liabilities                                                     18,264,215
--------------------------------------------------------------------------------

Net Assets                                                          $264,457,192

--------------------------------------------------------------------------------

MEMBERS' EQUITY - NET ASSETS

Represented by:
   Capital                                                          $195,858,273
   Net unrealized appreciation on investments                         68,598,919
--------------------------------------------------------------------------------

Members' Equity - Net Assets                                        $264,457,192
--------------------------------------------------------------------------------














     The accompanying notes are an integral part of these financial statements.

                        Excelsior Absolute Return Fund of Funds Master Fund, LLC
                                                         Schedule of Investments

                                                                  March 31, 2007

--------------------------------------------------------------------------------

                                                                                  % of       % Ownership    First
                                         First                                    Members'       of      Available
                                      Acquisition                   Fair         Equity -    Investment  Redemption
Investment Funds*                        Date            Cost**    Value**       Net Assets     Funds       Date***    Liquidity****
------------------------------------------------------------------------------------------------------------------------------------
Relative Value
--------------
Frontpoint Utility and Energy Fund, L.P.  7/1/2006    $  6,000,000  $  6,506,915     2.46%         0.54%      N/A         Quarterly
Highbridge Capital Corporation- Class A  12/1/2003       8,250,000    12,943,481     4.89%         0.13%      N/A         Quarterly
Polygon Global Opportunities Fund, L.P.   8/1/2004      10,200,000    16,347,159     6.18%         1.27%      N/A         Quarterly
Suttonbrook Capital Partners, L.P.       10/1/2004       5,500,000     8,746,942     3.31%         4.07%      N/A         Quarterly
The Fuller & Thaler International Long/
  Short Fund, L.P.                        2/1/2006       3,500,000     3,695,677     1.40%        13.35%      N/A         Quarterly
                                                      ------------------------------------
          Strategy Total                                33,450,000    48,240,174    18.24%
                                                      ------------------------------------
Equity
------
Cantillon World, L.P.                    12/1/2003       5,050,000     6,677,289     2.52%         1.14%      N/A         Quarterly
Clovis Capital Partners
  Institutional, L.P.                     2/1/2007       8,000,000     8,125,686     3.07%         1.18%    3/31/08       Quarterly
Frontpoint Japan Fund, L.P.               7/1/2006       4,500,000     4,380,640     1.66%         0.67%      N/A         Quarterly
Galleon Diversified Fund, Ltd.- Class E  12/1/2003       9,600,028    13,721,823     5.19%         0.96%      N/A         Quarterly
Glenview Capital Partners, L.P.          12/1/2003       6,300,000    12,575,143     4.76%         3.97%      N/A         Quarterly
North River Partners, L.P.                7/1/2005       8,000,000     9,490,046     3.59%         1.76%      N/A         Quarterly
Savannah-Baltimore, L.P.                  7/1/2006       9,000,000     9,701,515     3.67%         1.66%     7/1/07       Quarterly
Shoshone Partners, L.P.                  12/1/2003       6,500,000    10,778,600     4.08%         2.51%      N/A          Annually
The Mako Europe Fund, L.P.               12/1/2003       6,500,000     8,062,134     3.05%        24.46%      N/A           Monthly
The Tantallon Fund, L.P.                  7/1/2006       4,500,000     5,401,978     2.04%         5.58%      N/A           Monthly
                                                      ------------------------------------
          Strategy Total                                67,950,028    88,914,854    33.63%
                                                      ------------------------------------
Macro/CTA/Short-Term Trading
----------------------------
Bridgewater Pure Alpha Trading Co.
  Ltd.- Class B                           2/1/2004       5,400,000     6,437,609     2.43%         0.11%      N/A           Monthly
Catequil Partners, L.P.                  12/1/2003         128,413       128,413     0.05%         1.80%      N/A               (1)
Caxton Global Investments (USA) LLC       1/1/2005       9,000,000    11,372,342     4.30%         1.76%      N/A          Annually
Grinham Diversified Fund (US), L.P.       2/1/2007       3,000,000     3,016,273     1.14%         4.81%      N/A           Monthly
Placer Creek Partners, L.P.               1/1/2006       5,500,000     7,841,270     2.97%         1.80%      N/A      Semi-annually
Sunrise Commodities Select Portfolio-
  Davco Fund, L.P.                       12/1/2003       5,450,000     6,029,931     2.28%         3.01%      N/A           Monthly
The Capital Fund (Domestic), LLC         12/1/2003       3,000,000     3,420,863     1.29%        25.09%      N/A           Monthly
                                                      ------------------------------------
          Strategy Total                                31,478,413    38,246,701    14.46%
                                                      ------------------------------------












      The accompanying notes are an integral part of these financial statements.

                        Excelsior Absolute Return Fund of Funds Master Fund, LLC
                                             Schedule of Investments (continued)

                                                                  March 31, 2007

--------------------------------------------------------------------------------

                                                                                  % of       % Ownership    First
                                         First                                    Members'       of      Available
                                      Acquisition                   Fair         Equity -    Investment  Redemption
Investment Funds*                        Date            Cost**    Value**       Net Assets     Funds       Date***    Liquidity****
------------------------------------------------------------------------------------------------------------------------------------
Event Driven
------------
Bennelong Asia Pacific Muli Strategy
  Equity Fund, L.P.                       7/1/2006    $  4,000,000  $  4,182,083     1.58%         7.09%      N/A           Monthly
Brencourt Multi-Strategy, L.P.            9/1/2005       8,421,521    10,304,524     3.90%         5.98%      N/A         Quarterly
Canyon Value Realization Fund, L.P.      12/1/2003       7,500,000    12,993,721     4.91%         0.53%      N/A          Annually
Castlerigg Partners, L.P.                12/1/2003       6,000,000    13,098,969     4.95%         3.28%      N/A         Quarterly
Empyrean Capital Fund, L.P.               7/1/2004       5,673,765     8,138,206     3.08%         2.53%      N/A           Monthly
OZ Asia Domestic Partners, L.P.           7/1/2006       5,000,000     5,671,320     2.15%         1.38%    9/30/07        Annually
OZ Europe Domestic Partners II, L.P.     10/1/2005      11,500,000    14,898,811     5.63%         7.30%      N/A         Quarterly
York Capital Management, L.P.             7/1/2004       7,500,000    12,383,281     4.68%         1.61%      N/A          Annually
                                                      ------------------------------------
          Strategy Total                                55,595,286    81,670,915    30.88%
                                                      ------------------------------------
Total investments in Investment Funds                 $188,473,727   257,072,644    97.21%
                                                      ============
Other Assets, Less Liabilities                                         7,384,548     2.79%
                                                                     ---------------------
Members' Equity  - Net Assets                                       $264,457,192   100.00%
                                                                    ======================


*    Non-income producing investments.                N/A   Initial lock-up period has either expired prior to March 31, 2007 or the
**   See definition in Note 2a.                             Investment Fund did not have an initial lock-up period.  However,
***  From original investment date.                         specific redemption restrictions may apply.
**** Available frequency of redemptions after         (1)   The Company's remaining residual investment in the Investment Fund is
     initial lock-up period                                 an illiquid security.

At March 31, 2007, the Company holds the following number of shares in the investment funds indicated:
--------------------------------------------------------------------------------
Highbridge Capital Corporation - Class A                                172.3483
Galleon Diversified Fund, Ltd. - Class E                              8,720.4083
Bridgewater Pure Alpha Trading Co. Ltd - Class B                      5,263.5900


      The accompanying notes are an integral part of these financial statements.

                        Excelsior Absolute Return Fund of Funds Master Fund, LLC
                                                         Statement of Operations

                                                       Year Ended March 31, 2007

--------------------------------------------------------------------------------

INVESTMENT INCOME

Interest                                                       $        869,986
--------------------------------------------------------------------------------

Total Investment Income                                                 869,986
--------------------------------------------------------------------------------

OPERATING EXPENSES

Advisory fee                                                          2,771,113
Professional fees                                                       172,799
Bank facility fee and interest expense                                   88,694
Administration fees                                                      24,000
Other                                                                   106,095
--------------------------------------------------------------------------------

Total Operating Expenses                                              3,162,701
--------------------------------------------------------------------------------

Net Investment Loss                                                  (2,292,715)
--------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN ON INVESTMENTS

Net realized gain from investments in Investment Funds                8,690,426
Net change in unrealized appreciation on investments in Investment
     Funds                                                           21,291,189
--------------------------------------------------------------------------------

Net Realized and Unrealized Gain on Investments                      29,981,615
--------------------------------------------------------------------------------

INCREASE IN MEMBERS' EQUITY - NET ASSETS
         DERIVED FROM OPERATIONS                               $     27,688,900
--------------------------------------------------------------------------------















      The accompanying notes are an integral part of these financial statements.

                        Excelsior Absolute Return Fund of Funds Master Fund, LLC
                           Statements of Changes in Members' Equity - Net Assets

                                       For the year ended     For the year ended
                                           March 31, 2007         March 31, 2006
--------------------------------------------------------------------------------

OPERATIONS

Net investment loss                        $  (2,292,715)         $  (2,891,184)
Net realized gain (loss) from
  investments                                  8,690,426             (1,938,551)
Net change in unrealized appreciation
  on investments                              21,291,189             29,530,719
--------------------------------------------------------------------------------

Increase in Members' Equity - Net
   Assets Derived from Operations             27,688,900             24,700,984
--------------------------------------------------------------------------------

CAPITAL TRANSACTIONS

Members' subscriptions                        29,524,100             42,459,726
Members' interests repurchased               (89,770,507)           (21,875,840)
--------------------------------------------------------------------------------

Net Increase (Decrease) in Members'
   Equity - Net Assets                       (32,557,507)            45,284,870

MEMBERS' EQUITY - NET ASSETS
      AT BEGINNING OF PERIOD                 297,014,699            251,729,829
--------------------------------------------------------------------------------

MEMBERS' EQUITY - NET ASSETS
      AT END OF PERIOD                     $ 264,457,192          $ 297,014,699
--------------------------------------------------------------------------------
















      The accompanying notes are an integral part of these financial statements.

                        Excelsior Absolute Return Fund of Funds Master Fund, LLC
                                                         Statement of Cash Flows

                                                       Year Ended March 31, 2007

--------------------------------------------------------------------------------

CASH FLOWS FROM OPERATING ACTIVITIES

Net increase in members' equity - net assets
     derived from operations                                       $ 27,688,900
Adjustments to reconcile net increase in members' equity -
     net assets derived from operations to net cash provided by operating activities:
           Net change in unrealized appreciation on investments     (21,291,189)
           Net realized gain from investments in Investment Funds    (8,690,426)
           Proceeds from Investment Funds                           113,366,632
           Purchases of Investment Funds                            (47,000,000)
           Increase in due from Investment Funds                     (2,747,912)
           Increase in other assets                                     (23,148)
           Decrease in due to Adviser                                   (77,507)
           Increase in professional fees payable                          7,799
              Decrease in other payable                                  (2,500)
--------------------------------------------------------------------------------

Net Cash Provided by Operating Activities                            61,230,649
--------------------------------------------------------------------------------

CASH FLOWS FROM FINANCING ACTIVITIES

Proceeds from member subscriptions                                   45,251,100
Payments for member interests repurchased                           (88,009,055)
--------------------------------------------------------------------------------

Net Cash Used by Financing Activities                               (42,757,955)
--------------------------------------------------------------------------------

Net increase in cash and cash equivalents                            18,472,694
Cash and cash equivalents at beginning of period                      3,849,944
--------------------------------------------------------------------------------

Cash and Cash Equivalents at End of Year                      $      22,322,638
--------------------------------------------------------------------------------










      The accompanying notes are an integral part of these financial statements.

                        Excelsior Absolute Return Fund of Funds Master Fund, LLC
                                                            Financial Highlights


The following represents the ratios to average members' equity - net assets, total return and other supplemental information for the periods indicated:


                           For the year   For the year   For the year   For the period
                             ended          ended          ended       from December 1,
                            March 31,      March 31,      March 31,        2003 * -
                              2007          2006           2005          March 31, 2004
                         -------------------------------------------------------------------------

Net assets, end of
  period                 $264,457,192     $297,014,699   $251,729,829   $ 83,029,523
Ratio of net investment
  loss to average
  members' equity - net
  assets (a) (b)             (0.82%)          (1.01%)       (1.09%)         (0.54%)

Ratio of expenses to
  average members' equity     1.13%            1.09%         1.11%           0.54%
  - net assets (a) (b)

Portfolio turnover           17.70%           20.24%         7.07%             -
Total return (c)             10.72%            8.93%         5.26%           5.02%


* Commencement of Operations. The ratios and total return are not annualized for the period.
(a) Ratio doesn't reflect the Company's proportionate share of the net income (loss) and expenses, including incentive allocation, of the Investment Funds.
(b) Average members' equity - net assets is determined using the net assets at the end of each month during the period. (c) Total return assumes a purchase of an interest in the Company on the first day and a sale of interest on the last day of the period.

















      The accompanying notes are an integral part of these financial statements.

                        Excelsior Absolute Return Fund of Funds Master Fund, LLC
                                                   Notes to Financial Statements

                                                                  March 31, 2007
--------------------------------------------------------------------------------

1. Organization

Excelsior Absolute Return Fund of Funds Master Fund, LLC (the "Company") was organized as a limited liability company under the laws of Delaware on June 17, 2003, and commenced operations on December 1, 2003. The Company is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a non-diversified, closed-ended management investment company. The Company's investment objective is to provide attractive long-term, risk-adjusted absolute returns in a variety of capital market conditions. The Company pursues its investment objective by investing its assets primarily in private investment limited partnerships, limited liability companies, joint ventures and other similar investment vehicles (collectively, the "Investment Funds") that are managed by a select group of alternative investment managers ("Investment Managers") that utilize a broad range of alternative investment strategies.

U.S. Trust Hedge Fund Management, Inc. serves as the investment Adviser of the Company (the "Adviser"). The Adviser is a wholly-owned subsidiary of United States Trust Company, National Association, and is registered as an investment adviser under the Investment Advisers Act of 1940, as amended. The Adviser is responsible for developing, implementing and supervising the investment program and providing day-to-day management services.

On November 20, 2006, The Charles Schwab Corporation ("Schwab") announced an agreement to sell U.S. Trust Corporation ("U.S. Trust Corp."), a wholly-owned subsidiary of Schwab, to the Bank of America Corporation (the "Sale"). The Sale of U.S. Trust Corp. includes all of U.S. Trust Corp's subsidiaries, including the Adviser. The Sale is subject to Federal Reserve Board and other regulatory approvals.

The Adviser will continue to serve as the investment adviser to the Company after the Sale. However, due to the change in ownership of the Adviser, the Sale may have the effect of terminating the existing investment advisory agreement between the Company and the Adviser. Accordingly, the Adviser would be required to enter into a new investment advisory agreement with the Company upon consummation of the Sale (the "New Advisory Agreement"). The Company's Board of Managers (the "Board") approved the New Advisory Agreement at its special meeting held on January 12, 2007. The proposed New Advisory Agreement was submitted to the Members of the Company for approval, and a proxy statement providing further details with respect to the Sale and the proposed New Advisory Agreement was mailed to the Members of the Company on or about February 8, 2007. At a special meeting held on March 15, 2007, the Members of the Company approved the New Advisory Agreement, effective upon the consummation of the Sale, and reelected the members of the Board.

                        Excelsior Absolute Return Fund of Funds Master Fund, LLC
                                       Notes to Financial Statements (continued)

                                                                  March 31, 2007
--------------------------------------------------------------------------------

1. Organization (continued)

The Adviser has retained AIG Global Investment Corp. ("AIG Global"), an indirect wholly-owned subsidiary of American International Group, Inc., to serve as the investment manager of the Company. AIG Global is responsible for Investment Fund selection and determining the portion of the Company's assets to be allocated to each Investment Fund, subject to the general supervision of the Adviser.

The Board has overall responsibility to manage and supervise the operations of the Company, including the exclusive authority to oversee and to establish policies regarding the management, conduct and operation of the Company's business. The Board is comprised of three managers who are not "interested persons" (the "Disinterested Managers") and one manager who is an "interested person" as defined by the 1940 Act.

The Company was established to hold substantially all of the assets of Excelsior Absolute Return Fund of Funds, LLC (the "Feeder Fund") and Excelsior Absolute Return Fund of Funds, Ltd. (the "Offshore Fund") as members of the Company ("Members"). As of March 31, 2007, the Feeder Fund and Offshore Fund ownership of the Company's Members' Equity - Net Assets were 83.53% and 16.47%, respectively.

Member subscriptions for interests in the Company ("Interests") by eligible investors may be accepted as of the first day of each calendar quarter, or at such times as the Board may determine. The Company may, from time to time, offer to repurchase Interests from Members pursuant to written tenders by Members. These repurchase offers will be made at such times and on such terms as may be determined by the Board, in its sole discretion, subject to the liquidity of the Company's assets and other factors considered by the Board. The Adviser expects that, generally, it will recommend to the Board that the Company offer to repurchase Interests from Members twice in each year, at June 30th and December 31st. Members can only transfer or assign Company Interests under certain limited circumstances.

2. Significant Accounting Policies

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Management believes that the estimates utilized in preparing the Company's financial statements are reasonable and prudent; however, actual results could differ from these estimates.

                        Excelsior Absolute Return Fund of Funds Master Fund, LLC
                                       Notes to Financial Statements (continued)

                                                                  March 31, 2007
--------------------------------------------------------------------------------

2. Significant Accounting Policies (continued)

a. Portfolio Valuation

The net asset value of the Company is determined by, or at the direction of, the Adviser as of the close of business at the end of each fiscal period (as defined in the Company's Limited Liability Company Agreement), in accordance with the valuation principles set forth below, or as may be determined from time to time pursuant to policies established by the Board.

Ordinarily, the Company's investments in Investment Funds are carried at fair value as determined by the Company's pro-rata interest in the net assets of each Investment Fund as reported by the Investment Manager who determines the value of the Investment Fund's net assets. The values of the Investment Funds' net assets are determined in accordance with their valuation policies as described in their respective offering memoranda or operating agreements. All valuations utilize financial information supplied by the Investment Manager of each Investment Fund and are net of management and performance incentive fees or allocations pursuant to the Investment Funds' agreements.

As a general matter, the fair value of the Company's interest in an Investment Fund will represent the amount that the Adviser could reasonably expect to receive from the Investment Fund if the Company's interest were redeemed at the time of valuation, based on information reasonably available at the time the valuation is made and that the Adviser believes to be reliable. The Adviser or, in certain cases, the Board, will consider such information, and may conclude in certain circumstances that the information provided by an Investment Fund's manager does not represent the fair value of the Company's interests in an Investment Fund. Following procedures adopted by the Board, and in the absence of specific transaction activity in interests in a particular Investment Fund, the Company could consider whether it was appropriate, in light of all relevant circumstances, to value such a position at the Investment Fund's net asset value as reported at the time of valuation, or whether to adjust such value to reflect a premium or discount to net asset value. Any such decision must be made in good faith, and subject to the review and supervision of the Board. Because of the inherent uncertainty of valuation, the values of the Company's investments may differ significantly from the values that would have been used had a ready market for the investments held by the Company been available.

Distributions received from Investment Funds, whether in the form of cash or securities, are applied first as a reduction of the investment's cost and any excess is treated as realized gain from investments in investment fund. Realized gains or losses on investments in Investment Funds are measured by the difference between the proceeds from the sale or liquidation and the cost basis of the investment using the specific identification method without regard to unrealized appreciation or depreciation reported in prior years.

                        Excelsior Absolute Return Fund of Funds Master Fund, LLC
                                       Notes to Financial Statements (continued)

                                                                  March 31, 2007
--------------------------------------------------------------------------------

2. Significant Accounting Policies (continued)

b. Company Expenses

The Company bears certain expenses incurred in its business, including, but not limited to, the following: fees paid directly or indirectly to the Investment Managers of the Investment Funds, all costs and expenses directly related to portfolio transactions and positions for the Company's account; legal fees; accounting and auditing fees; custodial fees; fees paid to the Company's administrator; costs of insurance; advisory fees; travel and related expenses of the Board; all costs with respect to communications regarding the Company's transactions among the Adviser and any custodian or other agent engaged by the Company; and other types of expenses approved by the Board.

c. Income Taxes

As a limited liability company, no provision for the payment of Federal, state or local income taxes has been provided by the Company. Each Member is individually required to report on its own tax return its share of the Company's taxable income or loss. The Company has a tax year end of December 31.

Net investment income or loss and net realized and unrealized gain or loss from investments of the Company for each fiscal period are allocated among, and credited to or debited against, the capital accounts of all Members as of the last day of each fiscal period in accordance with each Member's respective investment percentage for the fiscal period, as defined in the Company's Limited Liability Company Agreement.

The cost of the Company's investment in Investment Funds for Federal income tax purposes is based on amounts reported to the Company by the Investment Funds on a Schedule K-1 or PFIC annual information statement for the year ended December 31, 2006. Based on Investment Funds owned at December 31, 2006, the cost of investments for Federal income tax purposes was $236,284,953. This included aggregate gross unrealized appreciation of $17,681,157 and aggregate gross unrealized depreciation of $2,965,391.

d.  New Accounting Pronouncements

In July 2006, the Financial Accounting Standards Board (FASB) issued Interpretation 48, Accounting for Uncertainty in Income Taxes - an interpretation of FASB Statement 109 (FIN 48). FIN 48 clarifies the accounting for income taxes by prescribing the minimum recognition threshold a tax position must meet before being recognized in the financial statements. FIN 48 is effective for fiscal years beginning after December 15, 2006. The Company is in the process of evaluating the effects of the adoption of FIN 48 on the financial statements.

                        Excelsior Absolute Return Fund of Funds Master Fund, LLC
                                       Notes to Financial Statements (continued)

                                                                  March 31, 2007
--------------------------------------------------------------------------------

2. Significant Accounting Policies (continued)

d.  New Accounting Pronouncements (continued)

FASB issued a Statement No. 157 in September 2006, Fair Value Measurements, which is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. This statement provides enhanced guidance for using fair value to measure assets and liabilities. It clarifies fair value, establishes a framework for measuring fair value in generally accepted accounting principles, and expands disclosures about fair value measurements. The standard applies whenever other standards require (or permit) assets or liabilities to be measured at fair value. The standard does not expand the use of fair value in any new circumstances. The Company is reviewing the statement and its impact on the financial statements.

3. Advisory Fee, Related Party Transactions and Other

Pursuant to the terms of the advisory agreement between the Adviser and the Company ("Advisory Agreement"), the Company pays the Adviser a quarterly advisory fee at an annual rate of 1%, based on the Company's net assets on the first business day of each month, after adjustments for any subscriptions effective on that date. For the year ended March 31, 2007, the advisory fee was $2,771,113, of which $645,088 is included in "Due to Adviser" as of March 31, 2007.

As of March 31, 2007 the Company owes the Adviser $36,939 for certain reimbursable operating expenses paid on behalf of the Company.

In connection with the services provided by AIG Global pursuant to the investment sub-advisory agreement between the Adviser and AIG Global, the Adviser pays AIG Global a quarterly fee computed by applying the following annual rates to the Company's average monthly net assets determined on the first business day of each month: 0.80% of assets not exceeding $200 million; .70% of assets exceeding $200 million but less than $400 million; .60% of assets exceeding $400 million but less than $800 million; and .50% of assets exceeding $800 million.

The Company has retained J.D. Clark & Company (the "Administrator") to provide accounting and certain administrative and investor services to the Company. In connection with such services provided, the Company pays the Administrator a quarterly fee equal to $3,000 per fund invested in the Company. For the year ended March 31, 2007, the Company incurred $24,000 in expenses related to such administrative services, none of which was payable as of March 31, 2007.

                        Excelsior Absolute Return Fund of Funds Master Fund, LLC
                                       Notes to Financial Statements (continued)

                                                                  March 31, 2007
--------------------------------------------------------------------------------

4. Financial Instruments with Off-Balance Sheet Risk

In the normal course of business, the Investment Funds in which the Company invests, trade various financial instruments and enter into various investment activities with off-balance sheet risk. These may include, but are not limited to, short selling activities, writing option contracts, contracts for differences and equity swaps. However, as a result of the investments by the Company as a limited partner or member, the Company's liability with respect to its investments in the Investment Funds is limited to the net asset value of its interest in each Investment Fund.

5. Investments in Investment Funds

As of March 31, 2007, the Company had investments in twenty-nine Investment Funds. The agreements related to investments in Investment Funds provide for compensation to the general partners/managers of the Investment Funds in the form of management fees of 1.0% to 2.0% (per annum) of net assets and incentive fees or allocations ranging from 20% to 25% of net profits earned. The Investment Funds provide for periodic redemptions, with lock-up provisions ranging from one month to one year from initial investment.

Aggregate purchases and proceeds of interests in Investment Funds for the year ended March 31, 2007 are $47,000,000 and $113,366,632, respectively.

6. Bank Note- Line of Credit Facility

On May 2, 2005 the Company entered into a $25,000,000 revolving line of credit agreement with a U.S. financial institution that is collateralized by the Company's cash and investments. Based upon the election of the Company, interest accrues at either the financial institution's prime rate less 1.25% per annum or Libor plus 1.5% per annum. The note also included a provision for a facility fee of 0.375% per annum on the unused portion of the note. For the year ended March 31, 2007, the Company incurred $88,694 in facility fees related to the bank line of credit. As of March 31, 2007 the Company did not have any revolving note balance outstanding. The bank line of credit was not used during the year ended March 31, 2007.

7. Guarantees

In the normal course of business, the Company enters into contracts that provide general indemnifications. The Company's maximum exposure under these arrangements is dependent on future claims that may be made against the Company, and therefore, cannot be established; however, based on experience, the risk of loss from such claim is considered remote.

                        Excelsior Absolute Return Fund of Funds Master Fund, LLC
                                       Notes to Financial Statements (continued)

                                                                  March 31, 2007
--------------------------------------------------------------------------------

8. Subsequent Events

At March 31, 2007, the Company had received subscriptions in advance for Interests from Members in the amount of $15,727,000. These subscriptions became interests in the Company effective April 1, 2007.

                        Excelsior Absolute Return Fund of Funds Master Fund, LLC
                                                  Company Management (Unaudited)

                                                                  March 31, 2007
 -------------------------------------------------------------------------------
Information pertaining to the Board of Managers and officers of the Company is set forth below:

                                                                                                                    Number of
                                                                                                                    Portfolios in
                       Position(s)      Term of Office                                                              Fund Complex
 Name, Address         Held with        and Length of                                                               Overseen by
 and Age               the Company      Time Served        Principal Occupation During Past Five Years              Manager
------------------------------------------------------------------------------------------------------------------------------------
                                               Disinterested Managers
------------------------------------------------------------------------------------------------------------------------------------
Virginia G. Breen       Manager          Term -            Partner, Blue Rock (8/95 to present);                     4
c/o Excelsior Absolute  (Chair)          Indefinite;       also a manager of Excelsior Absolute
Return Fund of Funds                     Length -          Return Fund of Funds  LLC, Excelsior
Master Fund, LLC                         since June        Buyout Investors LLC,  and Excelsior
225 High Ridge Road                      2003              LaSalle Property Fund Inc.
Stamford, CT 06905
Age 42

Jonathan B. Bulkeley    Manager          Term -            CEO of Scanbuy, a wireless software                       4
c/o Excelsior Absolute                   Indefinite;       company (3/06 to present); Managing
Return Fund of Funds                     Length -          Partner of Achilles Partners (10/01 to
Master Fund, LLC                         since June        3/06); Non-Executive Chairman of QXL, PLC
225 High Ridge Road                      2003              (2/98 to 2/05);  also a manager of
Stamford, CT 06905                                         Excelsior Absolute Return Fund of Funds,
Age 46                                                     LLC, Excelsior Buyout Investors, LLC, and
                                                           Excelsior LaSalle Property Fund, Inc.

Thomas F. McDevitt      Manager          Term -            Managing Partner of Edgewood Capital                      4
c/o Excelsior Absolute                   Indefinite;       Partners and President of Edgewood
Return Fund of Funds                     Length -          Capital Advisors (5/02 to present);
Master Fund, LLC                         since June        Managing Director, Societe Generale (6/98
225 High Ridge Road                      2003              to 3/02);  also a manager of Excelsior
Stamford, CT 06905                                         Absolute Return Fund of Funds LLC,
Age 50                                                     Excelsior Buyout Investors LLC,  and
                                                           Excelsior LaSalle Property Inc.
------------------------------------------------------------------------------------------------------------------------------------
                                              Interested Manager
------------------------------------------------------------------------------------------------------------------------------------
David R. Bailin*        Manager and      Term              Managing Director of U.S. Trust's                         4
c/o United States Trust President        Indefinite;       Alternative Investment Division (since
Company, National                        Length-           9/06); co-founder of Martello Investment
Association                              Since             Management, a hedge fund-of-funds
225 High Ridge Road                      September         specializing in trading strategies (2/02
Stamford, CT 06905                       2006              to 9/06); Chief Operating Officer and
Age  47                                                    Partner of Violy, Byorum and Partners,
                                                           LLC, an investment banking firm focusing
                                                           on Latin America (1/00 to 1/02); also a
                                                           manager of Excelsior Absolute Return Fund
                                                           of Funds LLC, Excelsior Buyout Investors
                                                           LLC and Excelsior LaSalle Property Inc.

  * Manager is an "interested person" (as defined by the 1940 Act) of the Fund because of his affiliation with the Adviser and its affiliates.

                        Excelsior Absolute Return Fund of Funds Master Fund, LLC
                                        Company Management (Unaudited) Continued

                                                                  March 31, 2007
 -------------------------------------------------------------------------------
Information pertaining to the Board of Managers and officers of the Company is set forth below:

                                                                                                                    Number of
                                                                                                                    Portfolios in
                       Position(s)      Term of Office                                                              Fund Complex
 Name, Address         Held with        and Length of                                                               Overseen by
 and Age               the Company      Time Served        Principal Occupation During Past Five Years              Manager
------------------------------------------------------------------------------------------------------------------------------------
                                              Officers who are not Managers
------------------------------------------------------------------------------------------------------------------------------------
Steven L. Suss          Chief            Term -            President and Director, UST                               N/A
United States Trust     Financial        Indefinite;       Advisers, Inc. (4/07 to present);
Company, National       Officer and      Length - since    Senior Vice President, Alternative Investments
Association             Treasurer        April 2007        Division, USTCNA (4/07 to present); Chief
114 W. 47th Street                                         Financial Officer and Chief Compliance Officer,
New York, NY 10036                                         Heirloom Capital Management, L.P. (5/02 to 9/06);
Age: 47                                                    Vice President and Chief Financial Officer,
                                                           Westway Capital LLC (9/97 to 1/02).

Kristina McDonough       Vice            Term -            Managing Director, Alternative Investments Division,       N/A
United States Trust      President       Indefinite;       USTCNA (8/03 to present); Co-Head of Global Marketing
Company, National                        Length - since    and Investor Relations and Head of the U.S. Marketing
Association                              September 2006    and Client Service, HypoVerins Bank (2/03 to 7/03);
114 W. 47th Street                                         Client Portfolio Manager, Credit Suisse Asset Management
New York, NY 10036                                         (8/00 to 2/03).
Age: 43

Marina Belaya             Secretary      Term -             Vice President, Senior Attorney, the Office of General    N/A
United States Trust                      Indefinite;        Counsel, United States Trust Company, National
Company, National                        Length - since     Association (2/06 to present); Vice President,
Association                              April 2007         Corporate Counsel, Prudential Financial (4/05 to 1/06);
114 W. 47th Street                                          Associate, Schulte Roth & Zabel, LLP (9/02 to 3/05).
New York, NY 10036
Age: 40

Joan Hoffman               Chief          Term -            Managing Director and Head of Compliance, USTCNA           N/A
United States Trust        Compliance     Indefinite;       (8/04 to present) and Chief Compliance Officer of
Company, National          Officer        Length - since    the Excelsior Investment Funds; Managing Director,
Association                               January 2007      Regulatory Relationships, Operational Risk Management
114 W. 47th Street                                          and Cross Product Service (3/02 to 7/04) and Global
New York, NY 10036                                          Risk Manager (7/98 to 3/02, Deutsche Bank.
Age: 51

All officers of the Fund are employees and/or officers of the Adviser.
The SAI (or Statement of Additional Information) includes additional information about the managers of the Fund and is available upon request.

                        Excelsior Absolute Return Fund of Funds Master Fund, LLC Supplemental Proxy Information and Change in Independent
                                   Registered Public Accounting Firm (Unaudited)

                                                                  March 31, 2007
--------------------------------------------------------------------------------

Supplemental Proxy Information (Unaudited)

A special meeting of Members of the Company was held on March 15, 2007 at the offices of the Company, 225 High Ridge Road, Stamford, Connecticut 06905. The meeting was held for the following purposes: (1) to approve the New Advisory Agreement between the Company and the Adviser to become effective upon completion of the Sale and (2) to elect four members of the Board, David R. Bailin, Virginia G. Breen, Jonathan B. Bulkeley, and Thomas F. McDevitt, as members of the Board of the Company.

The results of the proxy solicitation on the above matters were as follows:



                                               Votes      Votes
                                Votes for     against    withheld    Abstentions
                                ---------     -------    --------    -----------
Proposal 1                          2             0         -             0

Proposal 2
   1.    David R. Bailin            2             -         0             -
   2.    Virginia G. Breen          2             -         0             -
   3.    Jonathan B. Bulkeley       2             -         0             -
   4.    Thomas F. McDevitt         2             -         0             -


Change in Independent Registered Public Accounting Firm:

On December 11, 2006, Deloitte & Touche LLP ("D&T") informed the Company that D&T is not independent of The Bank of America Corporation ("Bank of America"), and that, effective upon the closing date of the Sale, D&T will no longer be able to serve as the Company's Independent Registered Public Accounting Firm and provide any attest services to the Company.

On January 29, 2007, the Board received a letter of resignation from D&T indicating that D&T will no longer serve as the Company's Independent Registered Public Accounting Firm. The audit reports of D&T on the Company's financial statements as of and for the fiscal years ended March 31, 2006 and 2005 did not contain an adverse opinion or a disclaimer of opinion, and were not qualified or modified as to uncertainty, audit scope or accounting principles. During the fiscal years ended March 31, 2006 and 2005 through the date hereof, there were no disagreements between the Company and D&T concerning any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of D&T, would have caused D&T to make reference to the subject matter of the disagreements in connection with its reports; and there were no reportable events as defined in Item 301(a)(1)(iv) of Regulation S-K.

                        Excelsior Absolute Return Fund of Funds Master Fund, LLC Supplemental Proxy Information and Change in Independent
                                   Registered Public Accounting Firm (Unaudited)

                                                                  March 31, 2007
--------------------------------------------------------------------------------


Change in Independent Registered Public Accounting Firm (continued):

On January 29, 2007, the Company engaged PricewaterhouseCoopers ("PWC") as the Company's Independent Registered Public Accounting Firm for the fiscal year ending March 31, 2007, replacing the Company's prior Independent Registered Public Accounting Firm. This action was taken pursuant to resolutions of the Board, including the Disinterested Managers, acting on the recommendation of its Audit Committee. The Company did not consult with PWC during its fiscal years ended March 31, 2006 and 2005 on the application of accounting principles to a specified transaction, the type of opinion that might be rendered on the Company's financial statements, any accounting, auditing or financial reporting issue, or any item that was either the subject of a disagreement or a reportable event as defined in Item 304 of Regulation S-K.

                         New Advisory Agreement Approval

At a meeting held in person on January 12, 2007, the Board, including a majority of the Disinterested Managers, approved the New Advisory Agreement with the Adviser to become effective upon, and subject to, consummation of the Sale. The Board also approved the continuance of the sub-advisory agreement between the Adviser and AIG Global (the "Sub-Advisory Agreement") at this meeting. The Disinterested Managers were assisted in their review of the proposal to approve the New Advisory Agreement and to approve the continuance of the Sub-Advisory Agreement by independent legal counsel and met in an executive session with such counsel separate from representatives of the Adviser and AIG Global.

In determining whether to approve the New Advisory Agreement and whether to approve the renewal of the sub-advisory agreement between the Adviser and AIG Global, the Board reviewed various written materials, including: performance information on and expense ratios of comparable registered investment companies, including similar funds managed by AIG Global and the Adviser; and information relating to the costs and profitability of the Adviser and AIG Global from their relationships with the Fund. The Board evaluated and considered: (i) the nature, extent and quality of services provided by the Adviser and AIG Global; (ii) the investment performance of the Fund; (iii) the costs of services provided and the profits realized by the Adviser and AIG Global from their existing relationships with the Fund; (iv) the extent to which economies of scale in costs of providing services would be realized as the Company grows; and (v) whether the fees payable to the Adviser and AIG Global pursuant to the advisory agreements properly reflect these economies of scale for the benefit of investors.

The Board considered the nature, extent and quality of operations and services to date provided by the Adviser and AIG Global to the Company, which are expected to continue to be provided after the Sale. It also considered the fact that the current investment advisory agreement between the Company and the Adviser and the New Advisory Agreement, including the terms relating to the services to be performed by the Adviser, and the fees payable by the Company, are identical except for the term and date of its effectiveness. With respect to the fees payable under the New Advisory Agreement, the Board compared the fees and overall expense levels of the Company to those of competitive funds and other funds with similar investment objectives (including other funds advised by the Adviser and its affiliates). In evaluating the advisory fee, the Board also took into account the complexity and quality of the investment management services required by the Company. The Board also considered the investment performance of the Company, including comparisons of the Company's performance to that of other similar funds, and the costs of services provided and the profits realized by the Adviser from its relationship with the Company. The Board considered the extent to which economies of scale in costs of providing services would be realized as the Company grows and whether the fees payable to the Adviser pursuant to the New Advisory Agreement properly reflects these economies of scale for the benefit of investors. The benefits to the Adviser of its relationship with the Company were also considered. The Board viewed as significant the fact that the key personnel of the Adviser who provide investment advisory services to the Company will continue to provide services to the Company after the Sale, and the commitment of Bank of America to maintain the continuity of management functions and the services provided to the Company. In addition to the foregoing, the Board considered the expected financial condition and resources of the Adviser following the Sale in light of the business reputation and financial condition of Bank of America, and considered whether there are any aspects of the Sale likely to affect adversely the ability of the Adviser to retain and attract qualified personnel following the Sale and to otherwise provide services to the Company.

Possible alternatives to approval of the New Advisory Agreement were also considered by the Board. During its review and deliberations, the Board evaluated the potential benefits, detriments and costs to the Company and Members of the Sale. The Board determined that Members will likely benefit from the expected retention and the continued availability of the management expertise of the key personnel of the Adviser who now provide investment advice to the Company. In addition, the Board deemed it beneficial to the Company to be affiliated with Bank of America for several reasons, including the expanded distribution capabilities that can be offered by Bank of America and the extensive investment, compliance and operations infrastructure that will be available as a result of the Sale.

After consideration, the Board noted its overall satisfaction with the nature, quality and extent of services provided by the Adviser and AIG Global and concluded that the Company was receiving, and would continue to receive under the New Advisory Agreement, all services required from the Adviser and that these services were of high quality. The Board also concluded that the Company's performance compared favorably with the performance of similar registered funds, and determined that the fees and expense ratios of the Company are within the range of the fees and expense ratios of similar funds. It also concluded that the profitability to the Adviser from its relationship with the Company was not disproportionately large so that it bore no reasonable relationship to the services rendered and determined that, given the overall performance of the Company and superior service levels, the current profitability was not excessive. With regard to economies of scale, the Board noted that economies of scale are realized when a fund's assets increase significantly and that, although the net assets of the Company have grown since its inception, the Company has not reached a size sufficient for the Adviser or AIG Global to have realized significant economies of scale that should be shared with Members.

Based on the information provided to the Board, and the considerations and conclusions described above, the Board, including each of the Disinterested Managers, determined that: (i) it is appropriate that the Adviser provide and that AIG Global continue to provide investment advisory services to the Company;
(ii) the advisory fee to be paid by the Company, and the fee paid by the Adviser to AIG Global, for these services are fair and reasonable; and (iii) it is in the best interest of the Company and its members to enter into the New Advisory Agreement and to continue the Sub-Advisory Agreement for an additional annual period.




ITEM 2.   CODE OF ETHICS.
-------------------------

The Registrant has adopted a code of ethics that applies to the Registrant's principal executive officer, principal financial officer, principal accounting officer or controller or persons performing similar functions. For the fiscal year ended March 31, 2007, there were no amendments to a provision of the code of ethics, nor were there any waivers granted from a provision of the code of ethics. A copy of the Registrant's code of ethics is filed with this form N-CSR under Item 12(a)(1).




ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.
------------------------------------------

The Board of Managers of the registrant has determined that Virginia G. Breen and Jonathan B. Bulkeley possess the technical attributes identified in Instruction 2(b) of Item 3 to Form N-CSR to qualify as "audit committee financial experts", and has designated Ms. Breen and Mr. Bulkeley as the Audit Committee's financial experts. Ms. Breen and Mr. Bulkeley are "independent" Managers pursuant to paragraph (a)(2) of Item 3 on Form N-CSR.


ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.
------------------------------------------------

(a) Audit Fees

The aggregate fees, billed for professional services rendered by the Registrant's principal accountant for the audit of the Registrant's annual financial statements for the fiscal years ended March 31, 2006 and March 31, 2007 were $45,118 and $44,000 respectively.

(b) Audit-Related Fees

There were no audit related services provided by the principal accountant to the Registrant for the last two fiscal years.

(c) Tax Fees

The principal accountant for the audit of the Registrant's annual financial statements billed no fees for tax compliance, tax advice or tax planning services to the Registrant during the last two fiscal years.

(d) All Other Fees

The principal accountant billed no other fees to the Registrant during the last two fiscal years.

(e) (1)
During its regularly scheduled periodic meetings, the Registrant's audit committee will pre-approve all audit, audit-related, tax and other services to be provided by the principal accountants of the Registrant. The audit committee has delegated pre-approval authority to its Chairman for any subsequent new engagements that arise between regularly scheduled meeting dates provided that any such pre-approved fees are presented to the audit committee at its next regularly scheduled meeting.

(e) (2) None

(f) Not applicable.

(g) The amount of non-audit fees that were billed by the Registrant's accountant for services rendered to: (i) the Registrant, and (ii) the Registrant's investment adviser and any control person of the adviser that provides ongoing services to the registrant for the fiscal year ended March 31, 2007, were $0 and $0, respectively.

The amount of non-audit fees that were billed by the Registrant's accountant for services rendered to: (i) the Registrant, and (ii) the Registrant's investment adviser and any control person of the adviser that provides ongoing services to the Registrant for the fiscal year ended March 31, 2006, were $0 and $754,000, respectively.

(h) The Registrant's audit committee has considered whether the provision of non-audit services that may be rendered to the Registrant's investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal account's independence. No such services were rendered.




ITEM  5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.
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Not applicable.


ITEM  6.  SCHEDULE OF INVESTMENTS.
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The Schedule of Investments is included as part of the report to members filed under Item 1 of this form.


ITEM  7.  DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END
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MANAGEMENT INVESTMENT COMPANIES.
--------------------------------

A copy of the Proxy Voting Policies and Procedures is included as Exhibit 2 to this form.


ITEM  8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES
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a)(1) Identification of Portfolio Manager(s) or Management Team Members and Description of Role of Portfolio Manager(s) or Management Team Members - As of the date of the filing.

The following individuals at the AIG Global have primary responsibility for managing the Fund.

Robert Discolo, CFA, is a Managing Director, Alternative Investments and Head of the Hedge Fund Strategies Group. Mr. Discolo joined AIG Global in 1999. Mr. Discolo, who is also a member of AIG Global's Hedge Fund Investment Selection and Asset and Strategy Allocation Committees, has over 20 years experience with major financial institutions in various capacities relating to investment products, primarily hedge and private equity funds. Previously, he held positions at PaineWebber Inc., Bank Julius Baer, and Merrill Lynch & Co., where his responsibilities included creating portfolios of hedge funds for private and institutional clients, development of hedge fund and private equity products, oversight of business structure and development for hedge funds and hedge fund of funds, and managing the evaluation and selection process of hedge funds for both discretionary and advisory clients. Mr. Discolo was also President of the European Warrant Fund (a NYSE listed closed-end fund) and Julius Baer International Equity Fund. Mr. Discolo received a BS in accounting from St. John's University and an MBA from the Lubin School of Business at Pace University. He holds Series 7 and Series 24 licenses and he is a CFA and CAIA charterholder. Mr. Discolo is also a CPA and a member of the AICPA, CFA Institute, CAIA Institute, GARP, and NY State Society of Security Analysts.

Eileen Casey, CFA, CPA, is a Managing Director and Head of Hedge Fund Research, Hedge Fund Strategies Group. Ms. Casey joined AIG Global in 1998, bringing with her over eight years of experience in accounting and investment management. She is responsible for coordinating portfolio manager research for the Hedge Fund Strategies Group, monitoring existing investments and making recommendations for investments to the Investment Selection Committee for portfolio construction. Ms. Casey is also involved in all aspects of the investment process including sourcing new managers, manager due diligence, risk management and portfolio construction. Previously, Ms. Casey was at Fischer, Francis, Trees & Watts, Inc. as the manager of their Client Services Group. Prior to that, she was with Neuberger & Berman and Arthur Andersen & Co. Ms. Casey is a CFA charterholder and also a CPA. She received a BS in Accounting and Finance from Fairfield University.

Vinti Khanna is a Managing Director, Hedge Fund Strategies Group. Ms. Khanna joined AIG Global in 2002. She is the Assistant Director of Hedge Fund Research, with asset management experience since 1997. She is responsible for manager research, portfolio monitoring and structuring, and making investment recommendations to the Investment Selection Committee. Before joining AIG Global, she was an Associate at Goldman Sachs Princeton, The Hedge Fund Strategies Group, from 1999 to 2002. Her responsibilities included conducting analysis on multi-manager hedge fund portfolios, analyzing and evaluating hedge fund managers using diverse strategies in alternative investments, and recommending new managers for funding. From 1997 to 1999, she was in the Emerging Markets Equities Group at Goldman Sachs Asset Management with a focus on Latin America. Ms. Khanna received a BA from the University of Delhi, India and an MBA from SDA Bocconi in Milan, Italy. Ms. Khanna holds Series 7 and Series 63 licenses.

(a)(2) Other Accounts Managed by Portfolio Manager(s) or Management Team Member and Potential Conflicts of Interest

Other Accounts Managed by Portfolio Manager(s) or Management Team Members- As of March 31, 2007:

The following table indicates the type (Registered Investment Company ("RIC"), Other Pooled Investments ("OPI"), and Other Accounts ("OA")), number of accounts, and total assets of the accounts for which each Portfolio Manager had day-to-day responsibilities as of March 31, 2007. Please note that one Registered Investment Company and twenty Other Pooled Investments accounts are subject to performance-based fees (*).

--------------------------------------------------------------------------------
                                                No. of Accounts     Market Value
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Robert Discolo     RIC                                  2           $344,621,402
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                     performance fee*                   1            $79,901,993
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                   OPI*                                20         $4,174,210,639
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                     performance fee*                  19         $4,143,730,185
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                   OA                                   5         $2,976,795,669
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Eileen Casey       RIC                                  2           $344,621,402
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                     performance fee*                   1            $79,901,993
--------------------------------------------------------------------------------
                   OPI*                                20         $4,174,210,639
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                     performancefee*                   19         $4,143,730,185
--------------------------------------------------------------------------------
                   OA                                   5         $2,976,795,669
--------------------------------------------------------------------------------
Vinti Khanna       RIC                                  2           $344,621,402
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                     performance fee*                   1            $79,901,993
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                   OPI*                                20         $4,174,210,639
--------------------------------------------------------------------------------
                     performance fee*                  19         $4,143,730,185
--------------------------------------------------------------------------------
                   OA                                   5         $2,976,795,669
--------------------------------------------------------------------------------


Potential Conflicts of Interest

AIG Global aims to conduct its activities in such a manner that permits it to deal fairly with each of its clients on an overall basis in accordance with applicable securities laws and fiduciary obligations. In that regard, AIG Global has adopted and implemented policies and procedures, including brokerage and trade allocation policies and procedures, which AIG Global believes address the conflicts associated with managing multiple accounts for multiple clients (including affiliated clients). AIG Global also monitors a variety of areas, including compliance with guidelines of the Fund and other accounts it manages and compliance with AIG Global's Code of Ethics. Furthermore, AIG Global's management periodically reviews the performance of a portfolio manager. Although AIG Global does not track the time a portfolio manager spends on a single portfolio, AIG Global does periodically assess whether a portfolio manager has adequate time and resources to effectively manage all of such portfolio manager's accounts.


(a)(3) Compensation Structure of Portfolio Manager(s) or Management Team Members
- As of March 31, 2006:

Compensation for AIG Global portfolio managers has both a salary and a bonus component. The salary component is a fixed base salary, which is generally based upon several factors, including experience and market levels of salary for such position. The bonus component is based both on a portfolio manager's individual performance and the organizational performance of AIG Global. The bonus component is generally calculated as follows: (1) 60% is linked to the management of a portfolio manager's funds; (2) 20% is based on AIG Global's profitability; and (3) 20% is determined on a discretionary basis (including individual qualitative goals). For the 60% component, the measures for a portfolio manager may vary according to the day-to-day responsibilities of a particular portfolio manager. The measures comprise any combination of (a) total return measures, (b) benchmark measures and (c) peer group measures. Any long-term compensation may include stock options and restricted stock units, both having vesting schedules.

Ownership of Fund Securities

None of the AIG Global portfolio managers listed under (a)(1) above own shares of the Fund.




ITEM  9.  PURCHASE OF EQUITY SECURITIES BY CLOSE-END MANAGEMENT INVESTMENT
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COMPANY AND AFFILIATED PURCHASERS.
----------------------------------

Not applicable.


ITEM  10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
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There have been no material changes to the procedures by which members may recommend nominees to the Registrant's board of managers that would require disclosure.


ITEM 11.  CONTROLS AND PROCEDURES.
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(a) The Registrant's Principal Executive Officer and Principal Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) were effective as of a date within 90 days prior to the filing date of this report, based on their evaluation of the effectiveness of the Registrant's disclosure controls and procedures, as required by Rule 30a-3(b) of the 1940 Act.

(b) There were no changes in the Registrant's internal control over financial reporting that occurred during the Registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 12.  EXHIBITS.
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(a)(1) Code of Ethics (see Exhibit 1)

(a)(2) Separate certifications for the Registrant's Principal Executive Officer and Principal Financial Officer, as required by Rule 30a-2(a) under the 1940 Act are filed herewith.



SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Excelsior Absolute Return Fund of Funds, LLC
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By (Signature and Title) /s/ David R. Bailin
                        --------------------------
                        David R. Bailin, Principal Executive Officer
Date June 8, 2007
     ----------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Excelsior Absolute Return Fund of Funds, LLC
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By (Signature and Title) /s/ Steven L. Suss
                        ------------------------
                       Steven L. Suss, Principal Financial Officer
Date June 8, 2007
     ----------------